Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedge - Additional information (Details) - Dec. 31, 2019 - Telecom activities, operating segment [member] - Operating segments [member] - Cash flow hedges [member]
€ in Millions, £ in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions
	NOK (kr)	USD ($)	HKD ($)	EUR (€)	GBP (£)	CHF (SFr)
Later than six years and not later than seven years [member] | Norway, Krone | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr	kr 500
Later than nine years and not later than ten years [member] | Norway, Krone | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr	800
Later than twelve years and not later than thirteen years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					£ 750
Later than twelve years and not later than thirteen years [member] | Euro Member Countries, Euro | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				€ 100
Later than thirteen years and not later than fourteen years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 2,450
Later than twenty-four years and not later than twenty-five years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		900
Later than twenty-six years and not later than twenty-seven years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		850
Not later than one year [member] | FT IMMO H [member] | Euro Member Countries, Euro | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				158
IFRS Parent Company [Member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				40
IFRS Parent Company [Member] | Later than five years and not later than six years [member] | Switzerland, Francs | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | SFr						SFr 400
IFRS Parent Company [Member] | Later than five years and not later than six years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					262
IFRS Parent Company [Member] | Later than nine years and not later than ten years [member] | Switzerland, Francs | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | SFr						100
IFRS Parent Company [Member] | Later than nine years and not later than ten years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					500
IFRS Parent Company [Member] | Later than fourteen years and not later than fifteen years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					500
IFRS Parent Company [Member] | Later than fourteen years and not later than fifteen years [member] | Hong Kong, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 939
IFRS Parent Company [Member] | Later than thirty-two years and not later than thirty-three years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					500
IFRS Parent Company [Member] | Not later than one year [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					238
IFRS Parent Company [Member] | Not later than one year [member] | United Kingdom, Pounds | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				13
IFRS Parent Company [Member] | Not later than one year [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		23
IFRS Parent Company [Member] | Later than one year and not later than two years [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				255
IFRS Parent Company [Member] | Later than one year and not later than two years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					517
IFRS Parent Company [Member] | Later than one year and not later than two years [member] | United Kingdom, Pounds | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				48
IFRS Parent Company [Member] | Later than one year and not later than two years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		1,000
IFRS Parent Company [Member] | Later than two years and not later than three years [member] | United Kingdom, Pounds | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				57
IFRS Parent Company [Member] | Later than three years and not later than four years [member] | Hong Kong, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			1,110
IFRS Parent Company [Member] | Later than four years [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				100
IFRS Parent Company [Member] | Later than four years [member] | Switzerland, Francs | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | SFr						SFr 500
IFRS Parent Company [Member] | Later than four years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					£ 2,512
IFRS Parent Company [Member] | Later than four years [member] | United Kingdom, Pounds | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				€ 40
IFRS Parent Company [Member] | Later than four years [member] | Hong Kong, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 939
IFRS Parent Company [Member] | Later than four years [member] | Norway, Krone | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr	kr 1,300
IFRS Parent Company [Member] | Later than four years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 4,200